Derivative Financial Instruments (Effect Of Derivative Instruments On Cash Flow Hedging And The Relationship Between Income And Other Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	$ 346
Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	54	[1]
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Other Comprehensive Income on Effective-Portion of Derivative, net	346
Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income	$ 54	[1]

[1]	Presented as part of operational cost